Preferred Stock (Details) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 19, 2023	Feb. 02, 2021	May 31, 2021	Jun. 30, 2019	Dec. 31, 2023	Mar. 31, 2023	Dec. 28, 2023	Dec. 31, 2022	Mar. 31, 2022	Aug. 17, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2018	Mar. 17, 2016
Preferred Stock [Line Items]
Exchange ratio					0.0284%
Shares issued on recapitalization (in Shares)							99,309,415
Per share							$ 0.0001
Preferred stock shares outstanding (in Shares)								360,000
Dividend original issue price percentage					6.00%	7.00%
Original issue price per share						$ 0.288
Preferred stock per share						$ 2.3717
Gross proceeds (in Dollars)	$ 5,000,000					$ 40,000,000
Percentage of outstanding preferred stock						62.00%
Preferred stock and warrants (in Dollars)			$ 15,005,368
Exercise price		$ 1.7814				$ 2.5						$ 2.5
Preferred stock at a price (in Shares)										5,020,879
Warrants (in Shares)		149,986			11,500,000	32,999,472			32,999,472					19,708
Warrants expire						5 years
Warrants initially valued (in Dollars)		$ 4,936,418				$ 0.33							$ 20,139,883	$ 0.33
Notice of redemption (in Dollars)						$ 7.5
Percentage of optionally convertible debentures		18.00%		18.00%
Investors amounting (in Dollars)				$ 3,704,487
Percentage of purchaser of the equity securities				80.00%
Outstanding shares (in Shares)				350,000,000	11,500,000
Percentage of non-cumulative dividends						0.0001%
Preferred Stock [Member]
Preferred Stock [Line Items]
Shares Issued (in Shares)					112,660,583
Shares issued on recapitalization (in Shares)					10,000,000
Per share					$ 0.0001
Redeemable Non- controlling Interest [Member]
Preferred Stock [Line Items]
Exchange ratio					0.0284%
Series E Preferred Stock [Member]
Preferred Stock [Line Items]
Shares issued on recapitalization (in Shares)					1	1	29,999,520				15,005,368
Preferred stock shares outstanding (in Shares)								360,000
Preferred stock per share						$ 2.5
Exercise price						$ 3.5
Warrants (in Shares)						2,999,952			2,999,952
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Shares issued on recapitalization (in Shares)							11,379,405
Original issue price per share						$ 0.8368
Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Shares issued on recapitalization (in Shares)							18,393,332
Preferred stock per share						$ 1.7443
Percentage of preferred stock.						62.00%
Series C Preferred Stock [Member]
Preferred Stock [Line Items]
Shares issued on recapitalization (in Shares)							4,125,666
Preferred stock per share						$ 2.5535
Warrants expire						19 years
Series D Preferred Stock [Member]
Preferred Stock [Line Items]
Shares issued on recapitalization (in Shares)							19,016,963
Preferred stock per share						$ 2.2267
Series E1 Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock per share						3.5				$ 3.5
Exercise price						$ 3.5
Warrants (in Shares)						502,088			502,088
Common Stock [Member]
Preferred Stock [Line Items]
Exercise price						$ 2.5
Series P1 Preferred Stock [Member]
Preferred Stock [Line Items]
Warrants (in Shares)													375,185
Board of Directors Chairman [Member]
Preferred Stock [Line Items]
Dividend original issue price percentage						7.00%
IPO [Member]
Preferred Stock [Line Items]
Exercise price		$ 2.5535
Note Warrant [Member] | Series E Preferred Stock [Member]
Preferred Stock [Line Items]
Exercise price						$ 2.5
Note Warrant [Member] | Board of Directors Chairman [Member] | Series E Preferred Stock [Member]
Preferred Stock [Line Items]
Exercise price						$ 2.5